Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (334)	$ (636)
Net fair value 50 basis points	(153)	(324)
Net fair value 25 basis points	(73)	(160)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	337	614
Net fair value 50 basis points	153	309
Net fair value 25 basis points	73	152
Down Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	3	(22)
Net fair value 50 basis points		(15)
Net fair value 25 basis points		(8)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	224	511
Net fair value 50 basis points	125	287
Net fair value 25 basis points	66	150
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(236)	(536)
Net fair value 50 basis points	(127)	(278)
Net fair value 25 basis points	(67)	(142)
Up Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(12)	(25)
Net fair value 50 basis points	(2)	9
Net fair value 25 basis points	$ (1)	$ 8